Share-based compensation (Schedule of Share Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Outstanding, Beginning Balance	6,788,070	9,846,673	6,965,477
Granted	1,638,600	721,600	3,833,000
Forfeited and expired	(279,626)	(388,260)	(520,030)
Exercised	(1,118,334)	(3,391,943)	(431,774)
Outstanding, Ending Balance	7,028,710	6,788,070	9,846,673	6,965,477
Exercisable as of December 31, 2015	3,699,502
Fully vested and expected to vest as of December 31, 2015	23,180,916
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 4.14	$ 2.02	$ 1.40
Granted	20.72	18.20	3.07
Forfeited and expired	7.22	4.08	2.21
Exercised	3.10	0.98	1.16
Outstanding, Ending Balance	8.05	$ 4.14	$ 2.02	$ 1.40
Exercisable as of December 31, 2015	$ 3.04
Weighted Average Remaining Contractual Life
Outstanding	7 years 5 months 5 days	7 years 9 months	8 years 1 month 21 days	8 years 4 months 10 days
Exercisable at December 31, 2014	6 years 4 months 2 days
Aggregate Intrinsic Value
Outstanding	$ 175,250	$ 112,925	$ 168,870	$ 7,504
Exercised	27,785	$ 67,128	$ 7,778
Exercisable as of December 31, 2014	$ 110,765
58 Home 2015 Plan [Member]
Number of Options
Outstanding, Beginning Balance
Granted	8,921,000
Forfeited and expired	(979,000)
Outstanding, Ending Balance	7,942,000
Weighted Average Exercise Price
Outstanding, Beginning Balance
Granted	$ 0.11
Forfeited and expired	0.13
Outstanding, Ending Balance	$ 0.11
Weighted Average Remaining Contractual Life
Outstanding	8 years 11 months 27 days
Aggregate Intrinsic Value
Outstanding	$ 22,780